Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Depreciation, Depletion and Amortization, Total	$ 6	$ 9
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ 0	$ 3